Discontinued Operations (Details) - Schedule of Summarizes the Changes in Non-Controlling Interests of Discontinued Operations ¥ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2021 CNY (¥)
Discontinued Operations (Details) - Schedule of Summarizes the Changes in Non-Controlling Interests of Discontinued Operations [Line Items]
Balance at August 31	¥ 606,108		¥ 1,571,656	¥ 1,895,543	$ 85,487,000	¥ 2,806,876
Capital injection from non-controlling interest shareholders			765	7,160
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests	(1,032,861)	$ (145,678,000)	(386,823)	(703,537)
Disposal of a VIE to a shareholder of the Company	71,294	$ 71,294
Disposal of subsidiaries	(13,315)		10,463
Acquisition of additional interest in a subsidiary of non-controlling interests			(27,763)	(43,582)
Discontinued Operations [Member]
Discontinued Operations (Details) - Schedule of Summarizes the Changes in Non-Controlling Interests of Discontinued Operations [Line Items]
Balance at August 31			42,892	84,117		109,662
Capital injection from non-controlling interest shareholders			760	1,530
Exemption for future capital injection			(3,607)
Income/(loss) attributable to non-controlling interests	(19,286)		6,704	6,432
Disposal of a VIE to a shareholder of the Company	2,081
Disposal of subsidiaries	(12,169)
Acquisition of additional interest in a subsidiary of non-controlling interests			(19,886)	(12,183)
Distribution of dividends to non-controlling interest shareholders	(13,518)		(25,196)	(21,324)
Chengdu Yinzhe [Member]
Discontinued Operations (Details) - Schedule of Summarizes the Changes in Non-Controlling Interests of Discontinued Operations [Line Items]
Balance at August 31			17,118	37,521		59,532
Capital injection from non-controlling interest shareholders
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests	(6,131)		2,213	2,694
Disposal of a VIE to a shareholder of the Company
Disposal of subsidiaries	(4,159)
Acquisition of additional interest in a subsidiary of non-controlling interests			(12,895)	(12,183)
Distribution of dividends to non-controlling interest shareholders	(6,828)		(9,721)	(12,522)
Linstitute [Member]
Discontinued Operations (Details) - Schedule of Summarizes the Changes in Non-Controlling Interests of Discontinued Operations [Line Items]
Balance at August 31			20,924	33,286		34,989
Capital injection from non-controlling interest shareholders
Exemption for future capital injection
Income/(loss) attributable to non-controlling interests	(3,568)		10,104	7,099
Disposal of a VIE to a shareholder of the Company
Disposal of subsidiaries	(10,665)
Acquisition of additional interest in a subsidiary of non-controlling interests			(6,991)
Distribution of dividends to non-controlling interest shareholders	(6,691)		(15,475)	(8,802)
Others [Member]
Discontinued Operations (Details) - Schedule of Summarizes the Changes in Non-Controlling Interests of Discontinued Operations [Line Items]
Balance at August 31			4,850	13,310		¥ 15,141
Capital injection from non-controlling interest shareholders			760	1,530
Exemption for future capital injection			(3,607)
Income/(loss) attributable to non-controlling interests	(9,587)		(5,613)	(3,361)
Disposal of a VIE to a shareholder of the Company	2,081
Disposal of subsidiaries	2,655
Acquisition of additional interest in a subsidiary of non-controlling interests
Distribution of dividends to non-controlling interest shareholders	¥ 1